Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Provisions, beginning	$ 241,953	$ 195,384
Revisions in estimates and obligations incurred	6,278	40,857
-new provisions	6,376	2,402
-change in estimate	(1,801)	(1,754)
-exchange gains on provisions	(389)	(569)
-utilized in the period	(5,738)	(165)
Reclamation expenditures	(5,997)	(2,462)
Accretion expense (Note 22)	7,470	8,260
Provisions, ending	248,152	241,953
Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Provisions, beginning	235,110	188,455
Revisions in estimates and obligations incurred	6,278	40,857
-new provisions	0	0
-change in estimate	0	0
-exchange gains on provisions	0	0
-utilized in the period	0	0
Reclamation expenditures	(5,997)	(2,462)
Accretion expense (Note 22)	7,470	8,260
Provisions, ending	242,861	235,110
Litigation [member]
Disclosure of other provisions [line items]
Provisions, beginning	6,843	6,929
Revisions in estimates and obligations incurred	0	0
-new provisions	6,376	2,402
-change in estimate	(1,801)	(1,754)
-exchange gains on provisions	(389)	(569)
-utilized in the period	(5,738)	(165)
Reclamation expenditures	0	0
Accretion expense (Note 22)	0	0
Provisions, ending	$ 5,291	$ 6,843